Commitments and Contingencies - Summary of Future Minimum Annual Lease Payments Under Operating Lease (Details) (10-K)	Mar. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 8,700
Total	$ 8,700